Lease - Additional Information (Detail) - CNY (¥)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Douyu [Member]
Total office rental expenses under all operating leases	¥ 24,814,802	¥ 21,269,358,000